SA FUNDS – INVESTMENT TRUST
SA U.S. Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

     This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

     The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

SA U.S. Fixed Income Fund

1 year	3 years	5 years	10 years
$66	$207	$361	$841

SA U.S. Core Market Fund

1 year	3 years	5 years	10 years
$104	$324	$563	$1,253

SA U.S. Value Fund

1 year	3 years	5 years	10 years
$107	$334	$579	$1,293

SA U.S. Small Company Fund

1 year	3 years	5 years	10 years
$122	$381	$660	$1,504

SA International Small Company Fund

1 year	3 years	5 years	10 years
$169	$523	$901	$1,970

SA Emerging Markets Value Fund

1 year	3 years	5 years	10 years
$148	$459	$793	$1,879

SA Real Estate Securities Fund

1 year	3 years	5 years	10 years
$102	$318	$552	$1,316

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195